Stock-Based Compensation - Summary of Share Grant Activity (Detail)	12 Months Ended
Dec. 31, 2015 CAD / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average price, Granted (non-vested)	CAD 20.50
Share Grant Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Granted (non-vested) | shares	5,319,370
Share Grants, Outstanding, Ending | shares	5,319,370
Weighted-Average price, Outstanding, Beginning	CAD 0
Weighted-Average price, Granted (non-vested)	20.50
Weighted-Average price, Outstanding, Ending	CAD 0